SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Summary Of Significant Accounting Policies 1	1,660,000
Summary Of Significant Accounting Policies 2	4,319,000
Summary Of Significant Accounting Policies 3	$ 0
Summary Of Significant Accounting Policies 4	929,365
Summary Of Significant Accounting Policies 5	$ 0